Income Taxes - Summary of Major Components of Income Tax Expense (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Major components of tax expense (income) [abstract]
Current tax expense	$ 18,801			$ 13,548	$ 9,879
Deferred tax expense:
Origination and reversal of temporary differences	(7,385)			(3,947)	826
(Recognition) application of tax losses, net	(823)			(1,693)	(2,789)
Change in the statutory rate	(10)			(20)	16
Total deferred tax income	(8,218)			(5,660)	(1,947)
Total	$ 10,583	$ 539		$ 7,888	$ 7,932

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3